Income Taxes - Schedule of Income Taxes Paid Net (Detail) - 12 months ended Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax paid, net of refunds	¥ 879	$ 126
PRC
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax paid, net of refunds	781	112
Hong Kong
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax paid, net of refunds	82	12
Other jurisdictions
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income Tax paid, net of refunds	¥ 16	$ 2